Stockholders' Equity - Additional Information (Detail) $ in Millions			1 Months Ended		12 Months Ended
	Mar. 22, 2024 USD ($) shares	Mar. 23, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 24, 2022 USD ($)
Disclosure of Classes of Share Capital [Line Items]
Percentage of net income allocation toward legal reserve					5.00%
Legal reserve					$ 87
Non-controlling interest					301	$ 352
Net income attributable to noncontroling interest					(21)	(17)	$ (27)
Coupon payment on perpetual debentures					(2,756)	(2,349)
Issuance of subordinated notes						$ 992
Dividend declared					120
Dividend payables					30
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures					$ 3,149
Mexican peso [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate					20.83	16.97	19.5
Shares Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 120
Treasury shares repurchase amount authorized	$ 500	$ 500						$ 500
Treasury shares							$ 111
Number of shares repurchased | shares	0					0	662,000,000
Cancellation of number of treasury shares | shares		662,000,000
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest					$ 301	$ 352
Net income attributable to noncontroling interest					21	17	$ 27
Subordinated Notes [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures					$ 143	$ 120	$ 54
Issuance of subordinated notes			$ 1,000	$ 1,000
Percentage of issuance on subordinated note			9.125%	5.125%
Proceeds from issuance of subordinated notes			$ 992	$ 994
Cemex Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage						10.14%
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage					0.16%	0.50%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage					30.17%	30.17%
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares					$ 12	$ 16
Investment in shares held by the subsidiary | shares					20,541,277	20,541,277
American Depository Shares [Member] | Shares Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares repurchased | shares							22,100,000
Cancellation of number of treasury shares | shares		22,100,000